CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 235	$ 122	$ 127
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	12	(6)	(6)
Total other comprehensive income (loss), net of tax	12	(6)	(6)
COMPREHENSIVE INCOME	$ 247	$ 116	$ 121